Short-Term and Long-Term Borrowings - Schedule of Short-Term and Long-Term Borrowings (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Schedule of Short-Term and Long-Term Borrowings [Abstract]
Short-term borrowings	$ 4,122,341		$ 1,249,765
Long-term borrowings
Current portion	43,545
Non-current portion	8,025,004
Total long-term borrowings	$ 8,068,549	¥ 57,440,000